Compensation and Benefits - Additional information (Detail) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 06, 2013 Class A Common Stock	Mar. 12, 2013 Class A Common Stock	Dec. 31, 2013 Class B Liability Awards	Dec. 31, 2012 Class B Liability Awards	Dec. 31, 2013 Class B Liability Awards Minimum	Dec. 31, 2013 Class B Liability Awards Distributions on liability awards	Dec. 31, 2012 Class B Liability Awards Distributions on liability awards	Dec. 31, 2011 Class B Liability Awards Distributions on liability awards	Jul. 17, 2013 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Jul. 17, 2013 Restricted Stock [Member] Employee Partners Class A Common Stock	Mar. 11, 2013 Restricted Stock [Member] Employee Partners Class A Common Stock	Dec. 31, 2013 Cash incentive compensation	Dec. 31, 2012 Cash incentive compensation	Dec. 31, 2011 Cash incentive compensation	Dec. 31, 2013 Bonus make-whole compensation	Dec. 31, 2012 Bonus make-whole compensation	Dec. 31, 2011 Bonus make-whole compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				5,520,000	12,712,279											1,575,157
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																	15,000,000
Award vesting period	5 years					5 years						5 years	5 years			5 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized						$ 151,876,000						$ 79,200,000	$ 71,600,000
Share-based compensation	655,417,000	0	0										7,542,000	0	0
Compensation cost not recognized, period for recognition						2 years 9 months 18 days	3 years 3 months 18 days						4 years 6 months 14 days
Redemption period for terminated employees						5 years
Retirement qualifying period						10 years
Intent to retire, notification period required						3 years		1 year
Number of Retirement Notifications Received		3
Class B award modification expense	287,292,000	0	0
Pre-offering related compensation - other	143,035,000	54,153,000	55,714,000															56,788,000	0	0	20,520,000	0	0
Partners' Capital Account, Distributions	$ 332,000,000	$ 135,000,000	$ 122,800,000						$ 65,727,000	$ 54,153,000	$ 55,714,000